Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended					12 Months Ended
	Oct. 10, 2003	Jul. 31, 2015	Jul. 31, 2012	Jun. 30, 2012	Jul. 31, 2011	Oct. 31, 2010	May 31, 2017	May 31, 2016	May 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding							$ 47.2
Weighted-average remaining contractual life of options outstanding							6 years 9 months 18 days
Aggregate intrinsic value of options exercisable							$ 36.9
Weighted-average remaining contractual life of options exercisable							5 years 7 months 6 days
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date							Oct. 09, 2014
2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							12,000,000
2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 25.5
Shares of common stock authorized							6,000,000
Directors Equity Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date	Oct. 10, 2003
Share based compensation arrangement vesting period	3 years
Unamortized stock-based compensation expense							$ 1.5
Shares granted to Directors							$ 50.61	$ 43.71	$ 43.89
Shares granted							24,000
Shares of common stock available for grant	500,000						77,350
Shares of restricted stock vested							40,000
2007 Plan and 2014 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors							$ 50.99	$ 46.63	$ 44.60
Shares granted							48,041
Shares outstanding							802,000	793,000
Employee Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 4.9
Shares of common stock available for grant							0
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term							7 years	7 years	7 years 6 months
Unamortized stock-based compensation expense							$ 10.1
Unamortized stock-based compensation expense expected recognition period							3 years 3 months
Shares expected to vest							1,400,000
Shares expected to vest, weighted-average exercise price							$ 47.06
Shares expected to vest, weighted-average remaining contractual term							8 years 2 months 12 days
SARs | Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term							10 years
Share based compensation arrangement vesting period							4 years
Stock options outstanding							3,055,000
Full Value Stock Award | 2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							6,000,000
Full Value Stock Award | 2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized							3,000,000
Performance Earned Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement vesting period							3 years
Unamortized stock-based compensation expense							$ 27.1
Shares granted to Directors							$ 50.84	$ 45.79	$ 44.28
Shares granted							486,000
Shares of restricted stock vested							476,000
Performance Earned Restricted Stock Awards | 2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 1.6
Performance Earned Restricted Stock Awards | 2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							25.5
Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors			$ 25.87	$ 25.76	$ 22.16	$ 20.73
Shares granted			50,000	10,000	115,000	680,000
Performance Contingent Restricted Stock | First Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards						3 years
Performance Contingent Restricted Stock | Second Performance Segment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance goals attainment period for PCRS awards						5 years
2015 Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 2.6
Shares granted to Directors		$ 46.87
Shares granted		329,000
Performance goals attainment period for PCRS awards		3 years
Shares outstanding							324,000
Performance grant attaining percentage							46.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		67.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes Margin
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 0.5
Nonvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense							$ 37.7
Unamortized stock-based compensation expense expected recognition period							3 years 3 months 18 days
Shares granted to Directors							$ 50.84	$ 46.17	$ 44.29
Shares granted							558,000
Remaining weighted-average contractual term							3 years 3 months 18 days
Total fair value of shares vested							$ 20.3	$ 34.2	$ 14.7
Shares expected to vest							1,900,000
Shares expected to vest, weighted-average grant-date fair value							$ 43.32
Shares of restricted stock vested							602,000
Total intrinsic value of restricted shares converted							$ 9.0	$ 32.3	$ 13.9
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested							263,857	310,238